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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:     September 30, 2011

Check here if Amendment                      [ ] Amendment Number :
                                                                     ---------
This Amendment (Check only one.):            [ ] is a restatement
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hayman Capital Management, L.P.
Address:  2101 Cedar Springs Road, Suite 1400
          Dallas, Texas 75201

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Form 13F File Number:     28-13803

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joel H. Sauer
Title:    Chief Compliance Officer

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Phone:     (214) 347-8050

Signature, Place, and Date of Signing:

      Joel H Sauer                  Dallas, TX              November 14, 2011
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      (Signature)                  (City, State)                  (Date)

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
      manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                                     -------
Form 13F Information Table Entry Total:                12
                                                     -------
Form 13F Information Table Value Total:              739,190 (thousands)
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List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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COLUMN 1                       COLUMN 2    COLUMN 3  COLUMN 4           COLUMN 5           COLUMN 6 COLUMN 7        COLUMN 8
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                               TITLE OF               VALUE    SHRS OR                    INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS       CUSIP    (X1000)   PRN AMT   SH/PRN  PUT/CALL DISCRETION MANAGERS SOLE       SHARED NONE
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
API TECHNOLOGIES CORP        COM          00187E203    6,904  1,747,938   SH                 Sole              1,747,938

DEUTSCHE BANK AG-REGISTERED  NAMEN AKT    D18190898   44,560  1,287,500   SH     PUT         Sole              1,287,500

EARTHLINK INC                COM          270321102    5,329    816,100   SH                 Sole                816,100

GOLAR LNG PARTNERS LP        COM UNIT LPI Y2745C102   20,363    796,348   SH                 Sole                796,348

IMATION CORP                 COM          45245A107    7,642  1,045,413   SH                 Sole              1,045,413

MCMORAN EXPLORATION CO       COM          582411104   12,909  1,300,000   SH                 Sole              1,300,000

MCMORAN EXPLORATION CO       COM          582411104   30,783  3,100,000   SH     CALL        Sole              3,100,000

SPDR S&P 500 ETF TRUST       TR UNIT      78462F103  577,065  5,100,000   SH     PUT         Sole              5,100,000

SEAHAWK DRILLING INC         COM          81201R107      625    250,000   SH                 Sole                250,000

SIX FLAGS ENTERTAINMENT CORP COM          83001A102   16,599    598,802   SH                 Sole                598,802

TESSERA TECHNOLOGIES INC     COM          88164L100    2,253    188,700   SH                 Sole                188,700

YAHOO! INC                   COM          984332106   14,158  1,075,000   SH     CALL        Sole              1,075,000
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